Other Plant and Equipment (Details) - Other property, plant and equipment - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	CAD 16,359	CAD 26,024
Capital expenditures	329	1,934
Dispositions, net of acquisitions	(255)	(7,063)
Transferred to oil and gas properties	(5,124)
Foreign currency translation	12	(5)
Depreciation	(1,847)	(4,531)
Balance, end of year	9,474	16,359
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	67,698	72,878
Capital expenditures	329	1,934
Dispositions, net of acquisitions	(255)	(7,063)
Transferred to oil and gas properties	(5,124)
Foreign currency translation	0	(51)
Depreciation	0	0
Balance, end of year	62,648	67,698
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	(51,339)	(46,854)
Capital expenditures	0	0
Dispositions, net of acquisitions	0	0
Transferred to oil and gas properties	0
Foreign currency translation	12	46
Depreciation	(1,847)	(4,531)
Balance, end of year	CAD (53,174)	CAD (51,339)